UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-04547

Exact name of registrant as specified in charter:	Voyageur Mutual Funds III

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2016

Item 1. Schedule of Investments.

Schedule of investments
Delaware Select Growth Fund	January 31, 2016 (Unaudited)

	Number of shares	Value (U.S. $)
Common Stock – 100.62%✧
Consumer Discretionary – 23.33%
DineEquity	128,316	$10,896,595
Discovery Communications Class A †	335,480	9,255,893
Discovery Communications Class C †	113,795	3,096,362
Dunkin’ Brands Group	309,140	12,167,750
eBay †	572,684	13,435,167
Grupo Televisa ADR	63,722	1,687,359
L Brands	48,953	4,706,831
Liberty Global Class C †	109,063	3,632,888
Liberty Interactive QVC Group Class A †	588,913	15,347,073
Liberty TripAdvisor Holdings Class A †	447,306	9,988,343
Nielsen Holdings	231,039	11,126,838
Outfront Media	615,059	13,377,533
Pandora Media †	947,198	9,206,765
Quotient Technology †	689,630	4,186,054
Restoration Hardware Holdings †	7,128	439,227
Sally Beauty Holdings †	729,441	20,103,394
Shutterstock †	442,377	12,780,271
Start Today	118,298	3,767,731
TripAdvisor †	172,401	11,509,491
		170,711,565
Consumer Staples – 1.92%
Walgreens Boots Alliance	175,808	14,015,414
		14,015,414
Energy – 0.54%
Core Laboratories	23,132	2,276,189
EOG Resources	10,878	772,556
Kinder Morgan	27,669	455,155
Williams	21,509	415,124
		3,919,024
Financial Services – 16.66%
Affiliated Managers Group †	58,019	7,785,570
Crown Castle International	139,293	12,007,057
Equinix	42,176	13,098,600
Equity Commonwealth †	563,067	15,140,872
Intercontinental Exchange	38,843	10,246,783
MasterCard Class A	141,685	12,614,216
MSCI Class A	140,076	9,642,832
PayPal Holdings †	680,306	24,586,259
Visa Class A	199,112	14,831,853
WisdomTree Investments	162,141	1,945,692
		121,899,734

NQ-316 [1/16] 3/16 (16179)      1

Schedule of investments
Delaware Select Growth Fund (Unaudited)

	Number of shares	Value (U.S. $)
Common Stock✧ (continued)
Healthcare – 21.34%
ABIOMED †	125,119	$10,676,404
Allergan †	116,562	33,153,730
athenahealth †	37,769	5,355,644
Biogen †	102,676	28,036,708
Celgene †	349,021	35,013,787
DENTSPLY International	21,433	1,262,189
Novo Nordisk ADR	181,353	10,132,192
Roche Holding	19,889	5,151,735
Sirona Dental Systems †	42,544	4,522,002
Valeant Pharmaceuticals International †	252,643	22,793,451
		156,097,842
Producer Durables – 5.92%
Expeditors International of Washington	174,627	7,879,170
Experian	97,576	1,664,536
Localiza Rent a Car	118,350	648,886
Zebra Technologies †	548,228	33,112,971
		43,305,563
Technology – 29.44%
Alphabet Class A †	23,487	17,881,827
Alphabet Class C †	21,188	15,741,625
Arista Networks †	77,254	4,637,558
ARM Holdings	476,664	6,799,792
Baidu ADR †	41,392	6,758,072
Electronic Arts †	189,107	12,205,911
Ellie Mae †	42,656	2,978,668
Facebook Class A †	117,446	13,178,616
Intuit	54,750	5,229,173
LendingClub †	1,478,763	10,913,271
Logitech International Class R	656,041	10,409,516
Microsoft	646,319	35,605,714
NIC	106,961	2,116,758
NXP Semiconductors †	170,980	12,785,884
QUALCOMM	790,752	35,852,696
Tencent Holdings	358,660	6,738,038
VeriFone Systems †	483,620	11,311,872
Yelp †	202,010	4,232,109
		215,377,100

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(Unaudited)

	Number of shares	Value (U.S. $)
Common Stock✧ (continued)
Utilities – 1.47%
j2 Global	148,446	$10,763,819
		10,763,819
Total Common Stock (cost $727,753,229)		736,090,061

	Principal amount°
Short-Term Investments – 0.28%
Discount Notes – 0.28%≠
Federal Home Loan Bank
0.14% 2/18/16	686,643	686,562
0.154% 2/3/16	158,128	158,125
0.18% 3/7/16	125,399	125,364
0.18% 2/26/16	635,571	635,460
0.295% 3/2/16	437,033	436,928
Total Short-Term Investments (cost $2,042,517)		2,042,439

Total Value of Securities – 100.90%
(cost $729,795,746)		738,132,500

Liabilities Net of Receivables and Other Assets – (0.90%)		(6,577,988)
Net Assets Applicable to 20,559,392 Shares Outstanding – 100.00%		$731,554,512

✧	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.

The following foreign currency exchange contracts were outstanding at Jan. 31, 2016:

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
BNYM	CHF	(459,110)	USD	448,783	2/2/16	$516
BNYM	GBP	247,634	USD	(356,028)	2/1/16	(3,173)
BNYM	JPY	(132,621,142)	USD	1,095,464	2/3/16	(77)
						$(2,734)

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Schedule of investments
Delaware Select Growth Fund (Unaudited)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of abbreviations:
ADR – American Depositary Receipt
BNYM – BNY Mellon
CHF – Swiss Franc
GBP – British Pound Sterling
JPY – Japanese Yen
USD – United States Dollar

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Notes
Delaware Select Growth Fund	January 31, 2016 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Voyageur Mutual Funds III (Trust) – Delaware Select Growth Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

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(Unaudited)

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Jan. 31, 2016:

Securities	Level 1	Level 2	Total
Common Stock	$701,558,713	$34,531,348	$736,090,061
Short-Term Investments	—	2,042,439	2,042,439
Total Value of Securities	$701,558,713	$36,573,787	$738,132,500
Foreign Currency Exchange Contracts	$—	$(2,734)	$(2,734)

During the period ended Jan. 31, 2016, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s net asset value is determined) are established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that the Fund’s net asset value is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

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(Unaudited)

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At Jan. 31, 2016, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Jan. 31, 2016 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

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Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: